Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Lease Related Expense

The components of lease related expense are as follows (amounts in thousands):

	Year Ended December 31,
Operating leases	2020	2019
Operating lease cost	$2,143	$2,143
Variable lease cost	409	425
Operating lease expense	$2,552	$2,568

Summary of Supplemental Cash Flow Information Related to Leases

The components of supplemental cash flow information related to leases are as follows (amounts in thousands):

	Year Ended December 31,
	2020	2019
Operating cash flows - operating leases	$1,994	$1,936
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$14,100

	Year Ended December 31,
	2020	2019
Weighted-average remaining lease term - operating leases (in years)	7.1	8.1
Weighted-average discount rate - operating leases	7.00%	7.00%

Summary of Future Minimum Payments

As of December 31, 2020, future minimum payments during the next five years and thereafter are as follows (amounts in thousands):

Operating Leases
Year Ended December 31, 2021	$2,053
Year Ended December 31, 2022	2,115
Year Ended December 31, 2023	2,301
Year Ended December 31, 2024	2,318
Year Ended December 31, 2025	2,318
Thereafter	4,828
Total	15,933
Less present value discount	(3,469)
Operating lease liabilities	$12,464